UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® California AMT Tax-Free
Money Market Fund

California AMT Tax-Free Money Market
Institutional Class
Service Class

May 31, 2012

1.802200.108

SCM-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 49.6%
	Principal Amount (000s)	Value (000s)
California - 48.9%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Schools of the Sacred Heart - San Francisco Proj.):
Series 2008 A, 0.26% 6/7/12, LOC Bank of America NA, VRDN (c)	$ 1,300	$ 1,300
Series 2008 B, 0.26% 6/7/12, LOC Bank of America NA, VRDN (c)	1,400	1,400
(Sharp HealthCare Proj.):
Series 2009 A, 0.22% 6/7/12, LOC Bank of America NA, VRDN (c)	7,785	7,785
Series 2009 C, 0.2% 6/7/12, LOC Citibank NA, VRDN (c)	2,000	2,000
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 07 0053, 0.19% 6/7/12 (Liquidity Facility Citibank NA) (c)(f)	3,465	3,465
Series Putters 3293, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Series Putters 3434, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,300	8,300
Series Putters 3694, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,500	2,500
California Dept. of Wtr. Resources Participating VRDN:
Series MS 3276, 0.25% 6/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	5,000	5,000
Series ROC II R 11970-1, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(f)	4,200	4,200
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN Series Putters 3361, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,695	5,695
California Edl. Facilities Auth. Rev.:
(Univ. of San Francisco Proj.):
Series 2000, 0.18% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	8,700	8,700
Series 2005 B, 0.18% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	10,945	10,945
Participating VRDN:
Series BBT 2014, 0.16% 6/7/12 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	4,750	4,750
Series EGL 07 0066, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(f)	11,050	11,050
Series ROC II R 11974, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(f)	1,500	1,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
Series 2003 C3, 0.19% 6/7/12, LOC Citibank NA, VRDN (c)	$ 9,000	$ 9,000
0.17% 6/7/12, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (c)	14,000	14,000
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 K, 0.24% 6/7/12, LOC Bank of America NA, VRDN (c)	7,200	7,200
Series 2005 H, 0.22% 6/7/12, LOC Bank of America NA, VRDN (c)	7,700	7,700
(Children's Hosp. Los Angeles Proj.) Series 2010 B, 0.26% 6/1/12, LOC Bank of America NA, VRDN (c)	1,000	1,000
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2009 C, 0.16% 6/1/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	2,000	2,000
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (Air Products & Chemicals Proj.) Series 1997 B, 0.2% 6/1/12, VRDN (c)	1,600	1,600
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.19% 6/7/12, LOC Bank of America NA, VRDN (c)	23,500	23,500
California Pub. Works Board Lease Rev. Participating VRDN Series BA 08 1065, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(f)	4,203	4,203
California Statewide Cmntys. Dev. Auth. Rev. (Park Century School Proj.) Series 2007, 0.35% 6/7/12, LOC Bank of America NA, VRDN (c)	1,350	1,350
Calleguas-Las Virgenes Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 11852, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(f)	6,300	6,300
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 0.2% 6/7/12, LOC Lloyds TSB Bank PLC, VRDN (c)	10,010	10,010
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series 2006 A, 0.18% 6/7/12, VRDN (c)	71,690	71,690
Contra Costa Wtr. District Wtr. Rev. Participating VRDN Series ROC II R 11410, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(f)	5,325	5,325
Costa Mesa Redev. Agcy. Multi-family Hsg. (Family Village Apts. Proj.) Series 1994 A, 0.32% 6/7/12, LOC Bank of America NA, VRDN (c)	2,600	2,600
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN:
Series EGL 07 0069, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(f)	17,200	17,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN: - continued
Series ROC II R 10397, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(f)	$ 14,455	$ 14,455
Series ROC II R 11950, 0.19% 6/7/12 (Liquidity Facility Citibank NA) (c)(f)	6,090	6,090
Foothill-De Anza Cmnty. College District Participating VRDN:
Series MS 3282, 0.25% 6/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	2,500	2,500
Series WF 11 68C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	9,225	9,225
Irvine Reassessment District 85-7A Ltd. Oblig. Series 2005 21A, 0.18% 6/1/12, LOC California Teachers Retirement Sys., LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,600	1,600
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3237, 0.25% 6/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	7,790	7,790
Series Putters 2864, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,785	3,785
Series WF 11 36C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(f)	5,240	5,240
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series BC 10 27B, 0.17% 6/7/12 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,400	1,400
Series Putters 3838, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,500	2,500
Series Putters 3847, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series MT 753, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(f)	7,035	7,035
Series MT 771, 0.28% 6/7/12 (Liquidity Facility Bank of America NA) (c)(f)	3,685	3,685
Series Putters 3327, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,745	3,745
Series Putters 3837Z, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,875	6,875
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series Putters 3309, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,660	6,660
Series Putters 3310, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,665	2,665
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Wastewtr. Sys. Rev. Participating VRDN Series Putters 2254, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 5,260	$ 5,260
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series 3655 Z, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,685	6,685
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series EGL 07 71, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(f)	16,150	16,150
Series MT 774, 0.28% 6/7/12 (Liquidity Facility Bank of America NA) (c)(f)	2,495	2,495
Series Putters 3289, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,210	2,210
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.19% 6/7/12, LOC Bank of America NA, VRDN (c)	24,315	24,315
Orange County Hsg. Auth. Apt. Dev. Rev. (Lanteen Pines/Frost Group Proj.) 0.18% 6/7/12, LOC Fannie Mae, VRDN (c)	9,860	9,860
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 06 2222, 0.21% 6/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,711	7,711
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 A, 0.17% 6/7/12, LOC Citibank NA, VRDN (c)	4,825	4,825
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series BA 08 3024X, 0.28% 6/7/12 (Liquidity Facility Bank of America NA) (c)(f)	7,140	7,140
Richmond Wastewtr. Rev. Series 2008 A, 0.18% 6/7/12, LOC Union Bank of California, VRDN (c)	17,760	17,760
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.17% 6/7/12, LOC Union Bank of California, VRDN (c)	40,695	40,695
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.22% 6/7/12, LOC Bank of America NA, VRDN (c)	1,000	1,000
San Bernardino County Multi-family Rev. (Quail Point Apts. Proj.) Series 1990 A, 0.18% 6/7/12, LOC Fannie Mae, VRDN (c)	4,150	4,150
San Diego Cmnty. College District Participating VRDN Series MS 3261, 0.25% 6/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	3,065	3,065
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 3736Z, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,825	2,825
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series Putters 3504, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,000	7,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series Putters 3753 Z, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 4,215	$ 4,215
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series Putters 3161, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,660	4,660
San Francisco City & County Gen. Oblig. Participating VRDN Series BA 08 3318, 0.38% 6/7/12 (Liquidity Facility Bank of America NA) (c)(f)	5,000	5,000
San Francisco Redev. Agcy. Multi-family Hsg. Rev. (Fillmore Ctr. Proj.) Series 1992 A1, 0.18% 6/7/12, LOC Freddie Mac, VRDN (c)	11,900	11,900
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.18% 6/7/12, LOC Freddie Mac, VRDN (c)	4,200	4,200
San Juan Capistrano Gen. Oblig. Participating VRDN Series Putters 3646, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,050	10,050
San Marcos Unified School District Participating VRDN Series MS 3269, 0.25% 6/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	5,000	5,000
San Ramon Valley Union School District Participating VRDN Series MT 743, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(f)	5,725	5,725
Santa Cruz Redev. Agcy. Multi-family Rev. Participating VRDN Series Solar 06 31, 0.17% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	7,400	7,400
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-1, 0.16% 6/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	20,000	20,000
Univ. of California Revs. Participating VRDN Series Putters 3368, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,275	2,275
		602,089
Ohio - 0.5%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.38% 6/7/12, VRDN (c)	6,000	6,000
Rhode Island - 0.2%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Roger Williams Univ. Proj.) Series 2008 B, 0.22% 6/7/12, LOC Bank of America NA, VRDN (c)	2,870	2,870
TOTAL VARIABLE RATE DEMAND NOTE		610,959
Other Municipal Debt - 36.9%
	Principal Amount (000s)	Value (000s)
California - 36.6%
Alameda County Joint Powers Auth. Lease Rev.:
Bonds Series 2012, 1.5% 12/1/12 (b)	$ 3,300	$ 3,321
Series 2010 A, 0.23% 9/7/12, LOC Fed. Home Ln. Bank, San Francisco, CP	5,800	5,800
California Cmnty. College Fin. Auth. Trans. TRAN Series A, 2% 6/29/12	9,030	9,041
California Econ. Recovery Bonds Series 2004 A:
5.25% 7/1/12	4,410	4,428
5.25% 7/1/12	1,000	1,004
California Ed. Notes Prog. TRAN Series 2012 C, 2% 1/31/13	3,800	3,842
California Edl. Facilities Auth. Rev.:
Bonds (Loyola Marymount Univ. Proj.) Series 2011, 2.5% 10/1/12	750	754
Series 2003, 0.18% 7/20/12, CP	3,200	3,200
Series 2008 S3, 0.23% 7/26/12, CP	14,700	14,700
California Gen. Oblig. Bonds:
2% 9/1/12	9,690	9,729
4% 6/1/12	1,000	1,000
5% 6/1/12	2,000	2,000
5% 9/1/12	1,080	1,092
5% 3/1/13	3,000	3,102
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.):
Series 2008 B2-2, 0.23%, tender 6/7/12 (c)	14,550	14,550
Series 2012 C, 0.26%, tender 12/27/12 (c)	4,600	4,600
California School Cash Reserve Prog. Auth. TRAN:
Series 2011 E, 2% 6/1/12	5,400	5,400
Series 2011 G, 2% 6/1/12	11,600	11,600
Series 2012 R, 2% 10/31/12	3,500	3,522
Series 2012 S, 2% 12/31/12	3,500	3,535
Series 2012 T, 2% 12/31/12	5,500	5,555
California State Univ. Rev. Series 2001 A, 0.15% 6/1/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	14,400	14,400
Campbell Union High School District Bonds Series WF 10 52C, 0.2%, tender 7/26/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	10,305	10,305
Desert Sands Unified School District TRAN 1.5% 1/31/13	5,200	5,241
Kern County Board of Ed. TRAN Series A, 1% 10/1/12	3,500	3,508
Long Beach Gas & Util. Rev. Series A, 0.25% 7/20/12, LOC JPMorgan Chase Bank, CP	2,000	2,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. College District Bonds Series WF 09 8C, 0.2%, tender 7/26/12 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	$ 11,200	$ 11,200
Los Angeles County Cap. Asset Leasing Corp. Lease Rev. Bonds Series 2011 A, 1.5% 6/1/12	8,245	8,245
Los Angeles County Gen. Oblig.:
Series 2010 A, 0.19% 7/18/12, LOC JPMorgan Chase Bank, CP	11,280	11,280
Series 2010 B, 0.33% 6/5/12, LOC Bank of America NA, CP	10,000	10,000
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN:
Series 2012 B1, 2% 11/30/12	3,800	3,833
Series 2012 B2, 2% 12/31/12	13,000	13,124
Series 2012 B3, 2% 1/31/13	7,100	7,173
Los Angeles Dept. Arpt. Rev. Series D4:
0.15% 8/15/12, LOC Wells Fargo Bank NA, CP	7,700	7,700
0.16% 8/9/12, LOC Wells Fargo Bank NA, CP	3,400	3,400
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Bonds:
Series 2003 A1, 5% 7/1/12	1,335	1,340
Series 2011A, 2% 7/1/12	1,000	1,001
0.18% 9/6/12 (Liquidity Facility Wells Fargo Bank NA), CP	13,200	13,200
Los Angeles Muni. Impt. Corp. Lease Rev.:
Bonds Series 2012 A, 2% 3/1/13	3,885	3,923
Series 2004 A2, 0.22% 8/16/12, LOC JPMorgan Chase Bank, CP	2,000	2,000
Los Angeles Unified School District Bonds:
Series 2010, 4% 7/1/12	1,000	1,003
Series A1, 2% 7/1/12	3,585	3,590
Los Angeles Unified School District Ctfs. of Prtn. Bonds (Headquarters Bldg. Proj.):
Series 2012 A, 2% 10/1/12 (b)	1,170	1,176
Series 2012 B, 2% 10/1/12 (b)	630	633
Orange County Local Trans. Auth. Sales Tax Rev. Series 2012 A, 0.14% 8/14/12, LOC JPMorgan Chase Bank, CP	4,800	4,800
Orange County Rfdg. Recovery TRAN 2% 6/29/12	12,900	12,917
Orange County Spl. Fing. Auth. Teeter Plan Rev. 0.2% 7/10/12, LOC Wells Fargo Bank NA, CP	13,500	13,500
Port of Oakland Port Rev. Series 2010 A, 0.14% 8/16/12, LOC Wells Fargo Bank NA, CP	11,100	11,100
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Gen. Oblig. Series B:
0.12% 6/15/12, LOC Bank of Nova Scotia New York Branch, CP	$ 35,875	$ 35,875
0.23% 8/10/12, LOC Bank of Nova Scotia New York Branch, CP	18,955	18,955
0.23% 8/10/12, LOC Bank of Nova Scotia New York Branch, CP	500	500
Sacramento Gen. Oblig. TRAN 2% 6/29/12	6,400	6,408
Sacramento Muni. Util. District Elec. Rev. Series K1, 0.16% 8/9/12, LOC JPMorgan Chase Bank, CP	3,600	3,600
San Bernardino County Gen. Oblig. TRAN Series A, 2% 6/29/12	15,300	15,320
San Diego County & School District TRAN Series 2011 A, 2% 6/29/12	3,500	3,505
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	4,300	4,300
San Francisco City & County Unified School District TRAN 2% 6/29/12	4,700	4,706
San Jose Int'l. Arpt. Rev. Series A3 B, 0.18% 6/12/12, LOC Wells Fargo Bank NA, CP	2,709	2,709
Santa Barbara County Gen. Oblig. TRAN Series 2011 A, 2% 6/29/12	2,000	2,003
Santa Clara Valley Wtr. District Wtr. Util. Rev.:
Series 2010 A1, 0.22% 6/25/12, LOC JPMorgan Chase Bank, CP	2,910	2,910
Series 2010 A2:
0.15% 6/7/12, LOC JPMorgan Chase Bank, CP	4,000	4,000
0.2% 6/25/12, LOC JPMorgan Chase Bank, CP	15,255	15,255
Santa Cruz County TRAN 2% 7/5/12	7,700	7,712
Southern California Pub. Pwr. Auth. Bonds Series 2011-1 2% 7/1/12	4,235	4,242
Univ. of California Revs.:
Bonds Series Floaters 09 7C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	2,960	2,960
Series A:
0.15% 7/19/12, CP	5,000	5,000
0.17% 8/1/12, CP	6,700	6,700
West Contra Costa Unified School District Bonds Series 2010 A, 3% 8/1/12	1,200	1,205
		441,232
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj. Series 2001 A, 0.38% tender 6/11/12, CP mode	$ 700	$ 700
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.4% tender 6/25/12, CP mode	3,100	3,100
TOTAL OTHER MUNICIPAL DEBT		445,032
Investment Company - 13.3%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.20% (d)(e)	161,831,000	161,831
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,217,822)		1,217,822
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,905
NET ASSETS - 100%		$ 1,220,727
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,240,000 or 0.4% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,765,000 or 2.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Campbell Union High School District Bonds Series WF 10 52C, 0.2%, tender 7/26/12 (Liquidity Facility Wells Fargo Bank NA)	12/23/10	$ 10,305
Los Angeles Cmnty. College District Bonds Series WF 09 8C, 0.2%, tender 7/26/12 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 11,200
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.)	5/24/12	$ 4,300
Univ. of California Revs. Bonds Series Floaters 09 7C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.)	8/15/11 - 5/17/12	$ 2,960
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 79
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2012, the cost of investment securities for income tax purposes was $1,217,822,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® California Municipal

Money Market Fund

May 31, 2012

1.802199.108

CFS-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 59.2%
	Principal Amount (000s)	Value (000s)
California - 55.6%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev.:
( Terrazza Apts. Proj.) Series 2002 A, 0.17% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	$ 8,585	$ 8,585
(Acton Courtyard Apts. Proj.) Series 2010 A, 0.19% 6/7/12, LOC Freddie Mac, VRDN (c)(f)	8,620	8,620
(The Artech Bldg. Proj.) Series 2010 B, 0.19% 6/7/12, LOC Freddie Mac, VRDN (c)(f)	3,200	3,200
(Vintage Chateau Proj.) Series A, 0.18% 6/7/12, LOC Union Bank of California, VRDN (c)(f)	10,700	10,700
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Eskaton Properties, Inc. Proj.) Series 2008 B, 0.18% 6/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	14,900	14,900
(Schools of the Sacred Heart - San Francisco Proj.):
Series 2008 A, 0.26% 6/7/12, LOC Bank of America NA, VRDN (c)	7,105	7,105
Series 2008 B, 0.26% 6/7/12, LOC Bank of America NA, VRDN (c)	5,315	5,315
(Sharp HealthCare Proj.):
Series 2009 A, 0.22% 6/7/12, LOC Bank of America NA, VRDN (c)	10,000	10,000
Series 2009 C, 0.2% 6/7/12, LOC Citibank NA, VRDN (c)	1,850	1,850
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.18% 6/7/12, LOC Freddie Mac, VRDN (c)(f)	9,000	9,000
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series BA 08 1058, 0.28% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	2,250	2,250
Series EGL 07 0053, 0.19% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	10,395	10,395
Series II R 11901, 0.19% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	1,300	1,300
Series Putters 3211, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	13,320	13,320
Series Putters 3293, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,995	4,995
Series Putters 3434, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,195	4,195
Series ROC II R 11453, 0.19% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	5,000	5,000
Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 0.17% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	14,288	14,288
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN:
Series BA 08 3031X, 0.28% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	$ 3,500	$ 3,500
Series BBT 08 28, 0.16% 6/7/12 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	7,190	7,190
Series Putters 3019, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,785	9,785
Series Putters 3361, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,570	4,570
Series Putters 4161, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,300	3,300
California Econ. Dev. Fing. Auth. Rev. (KQED, Inc. Proj.) Series 1996, 0.27% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)	1,470	1,470
California Edl. Facilities Auth. Rev. Participating VRDN:
Series BA 08 1207, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	11,110	11,110
Series Floaters 08 38C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(g)	8,820	8,820
Series Putters 3960, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,330	7,330
Series Putters 3962, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,345	4,345
Series Putters 3969, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,665	6,665
Series ROC II R 11974, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,500	3,500
Series WF 10 54C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	7,140	7,140
Series WF11 59 C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	4,735	4,735
California Enterprise Dev. Auth. (Frank-Lin Distillers Products, Ltd. Proj.) Series 2010, 0.19% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)	9,835	9,835
California Gen. Oblig.:
Series 2003 C4, 0.19% 6/7/12, LOC Citibank NA, VRDN (c)	5,000	5,000
Series 2004 A6, 0.17% 6/7/12, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (c)	1,100	1,100
Series 2004 A7, 0.17% 6/7/12, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (c)	56,960	56,960
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 2004 A9, 0.17% 6/7/12, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (c)	$ 16,500	$ 16,500
Series 2005 A3, 0.21% 6/7/12, LOC Bank of America NA, VRDN (c)	15,000	15,000
Series 2005 B2, 0.17% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000
Series 2005 B3, 0.15% 6/7/12, LOC Barclays Bank PLC, VRDN (c)	19,100	19,100
Series B6, 0.19% 6/7/12, LOC Citibank NA, VRDN (c)	17,000	17,000
0.17% 6/7/12, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (c)	26,000	26,000
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 K, 0.24% 6/7/12, LOC Bank of America NA, VRDN (c)	30,900	30,900
Series 2005 I, 0.26% 6/7/12, LOC Bank of America NA, VRDN (c)	1,500	1,500
(Children's Hosp. Los Angeles Proj.) Series 2010 B, 0.26% 6/1/12, LOC Bank of America NA, VRDN (c)	20,275	20,275
(Scripps Health Proj.) Series 2008 C, 0.16% 6/7/12, LOC Union Bank of California, VRDN (c)	19,775	19,775
(Scripps Memorial Hosp. Proj.) Series 2008 G, 0.21% 6/7/12, LOC Bank of America NA, VRDN (c)	8,300	8,300
(St. Joseph Health Sys. Proj.) Series 2011 A, 0.16% 6/7/12, LOC Union Bank of California, VRDN (c)	3,300	3,300
Participating VRDN:
Series DB 3294, 0.23% 6/7/12 (Liquidity Facility Deutsche Bank AG) (c)(g)	11,250	11,250
Series MS 3248, 0.25% 6/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	23,000	23,000
Series MS 3267, 0.25% 6/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	33,375	33,375
Series Putters 3630, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,665	4,665
Series Putters 4726, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	5,000	5,000
Series ROC II R 11952, 0.19% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	4,980	4,980
Series ROC II R 14012, 0.19% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	4,000	4,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Multifamily Hsg. Rev. Series 2008 C:
0.17% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 13,520	$ 13,520
0.17% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,505	2,505
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 2000 X2, 0.16% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,050	8,050
Series 2001 U, 0.16% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	3,040	3,040
Series 2004 E, 0.17% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,245	1,245
Series 2005 B, 0.17% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	3,800	3,800
Series 2005 B1, 0.17% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,090	4,090
Series 2005 H, 0.17% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,700	1,700
Series 2008 D, 0.16% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	22,400	22,400
Series 2008 E, 0.16% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,000	4,000
(Multifamily Hsg. Prog.):
Series 2000 A, 0.16% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	29,275	29,275
Series 2000 C, 0.16% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,000	13,000
Series 2001 G, 0.17% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	17,100	17,100
Series 2002 B, 0.15% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	3,130	3,130
Series 2002 C, 0.16% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	15,125	15,125
Series 2002 E, 0.17% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,055	6,055
Series 2005 B, 0.17% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,535	7,535
Series 2005 D, 0.16% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	16,610	16,610
Series 2003 K, 0.17% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,300	1,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.:
(Betts Spring Co. Proj.) Series 2008, 0.35% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	$ 8,895	$ 8,895
(RAND Corp. Proj.) Series 2008 A, 0.23% 6/7/12, LOC Bank of America NA, VRDN (c)	15,000	15,000
(The Contemporary Jewish Museum Proj.) Series 2006, 0.26% 6/1/12, LOC Bank of America NA, VRDN (c)	1,580	1,580
California Muni. Fin. Auth. Indl. Dev. Rev. (Edelbrock Permanent Mold, LLC Proj.) Series 2007, 0.24% 6/7/12, LOC PNC Bank NA, VRDN (c)(f)	5,095	5,095
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(Recology, Inc. Proj.) Series 2010 A, 0.19% 6/7/12, LOC Bank of America NA, VRDN (c)	29,000	29,000
Series 2011 A, 0.28% 6/7/12, LOC Comerica Bank, VRDN (c)(f)	2,810	2,810
California Pub. Works Board Lease Rev. Participating VRDN:
Series BA 08 1065, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	21,090	21,090
Series MT 772, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	9,160	9,160
Series Putters 4159, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,050	7,050
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.17% 6/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (c)	80,705	80,705
California Statewide Cmntys. Dev. Auth. Indl. Dev. Rev. (Arthur Made Plastics, Inc. Proj.) Series 2000 A, 0.51% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	2,300	2,300
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Aegis of Aptos Proj.) Series 1998-Y 0.17% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	7,350	7,350
(Bristol Apts. Proj.) Series Z, 0.17% 6/7/12, LOC Freddie Mac, VRDN (c)(f)	9,500	9,500
(Canyon Creek Apts. Proj.) Series 1995 C, 0.17% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	38,800	38,800
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.31% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	1,000	1,000
(Crocker Oaks Apts. Proj.) Series 2001 H, 0.17% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 0.16% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	27,075	27,075
(Grove Apts. Proj.) Series X, 0.17% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	6,150	6,150
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Heritage Park Apts. Proj.) Series 2008 C, 0.17% 6/7/12, LOC Freddie Mac, VRDN (c)(f)	$ 30,000	$ 30,000
(Marlin Cove Apts. Proj.) Series V, 0.16% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	40,000	40,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 0.16% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	23,000	23,000
(Northwood Apts. Proj.) Series N, 0.17% 6/7/12, LOC Freddie Mac, VRDN (c)(f)	4,700	4,700
(Parkside Terrace Apts. Proj.) Series 2008 E, 0.18% 6/7/12, LOC Freddie Mac, VRDN (c)(f)	17,009	17,009
(River Run Sr. Apts. Proj.) Series LL, 0.16% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	13,505	13,505
(Salvation Army S.F. Proj.) 0.17% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	16,645	16,645
(Sunrise Fresno Proj.) Series B, 0.17% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	5,500	5,500
(Terraces at Park Marino Proj.) Series I, 0.18% 6/7/12, LOC California Teachers Retirement Sys., VRDN (c)(f)	6,105	6,105
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 0.16% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	11,100	11,100
(Valley Palms Apts. Proj.) Series 2002 C, 0.16% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	25,500	25,500
(Villas at Hamilton Apts. Proj.) Series 2001 HH, 0.16% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	11,300	11,300
(Vineyard Creek Apts. Proj.):
Series 2003 W, 0.19% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	23,500	23,500
Series O, 0.19% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	12,452	12,452
(Vista Del Monte Proj.) Series QQ, 0.17% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	13,350	13,350
(Vizcaya Apts. Proj.) Series B, 0.16% 6/7/12, LOC Freddie Mac, VRDN (c)(f)	22,200	22,200
(Wilshire Court Proj.) Series M, 0.16% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	20,290	20,285
California Statewide Cmntys. Dev. Auth. Rev.:
(Los Angeles County Museum of Art Proj.) Series 2008 A, 0.13% 6/7/12, LOC Union Bank of California, VRDN (c)	20,705	20,705
(North Peninsula Jewish Campus Proj.) 0.26% 6/1/12, LOC Bank of America NA, VRDN (c)	2,410	2,410
(Oakmont Stockton Proj.) Series 1997 C, 0.18% 6/7/12, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	5,960	5,960
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Park Century School Proj.) Series 2007, 0.35% 6/7/12, LOC Bank of America NA, VRDN (c)	$ 7,875	$ 7,875
(The Archer School for Girls, Inc. Proj.) Series 2005, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)	310	310
Participating VRDN:
Series Putters 3891, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,465	4,465
Series ROC II R 14001, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	2,375	2,375
California Statewide Cmntys. Dev. Corp. Rev.:
(Merrill Packaging Proj.) 0.23% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	290	290
(Rix Industries Proj.) Series 1996 I, 0.23% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	800	800
Camarillo City Multi-family Hsg. Rev. (Hacienda de Camarillo Proj.) Series 1996, 0.17% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	600	600
Chabot-Las Positas Cmnty. College District Participating VRDN Series WF 11 46C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	17,025	17,025
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 0.2% 6/7/12, LOC Lloyds TSB Bank PLC, VRDN (c)	10,100	10,100
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series 2004 F, 0.19% 6/7/12, VRDN (c)(f)	35,000	35,000
Contra Costa Wtr. District Wtr. Rev. Participating VRDN Series MT 749, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	15,350	15,350
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series Putters 3772 Z, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,250	11,250
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN:
Series EGL 07 0069, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	48,800	48,800
Series EGL 7 05 0045, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	39,600	39,600
Series MS 3250, 0.25% 6/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	7,500	7,500
Series Putters 3759 Z, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,035	6,035
Series ROC II R 10397, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	6,500	6,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series Putters 3220, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 1,585	$ 1,585
El Camino Cmnty. College District Participating VRDN Series MT 722, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	9,490	9,490
Elk Grove Unified School District Spl. Tax Participating VRDN Series Solar 06-80, 0.17% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	7,300	7,300
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 B, 0.17% 6/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,000	5,000
Foothill-De Anza Cmnty. College District Participating VRDN:
Series MS 3268 X, 0.25% 6/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	5,000	5,000
Series MS 3288, 0.25% 6/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	7,000	7,000
Series WF 11 68C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	8,495	8,495
Garden Grove Multi-family Hsg. Rev. (Cal-Malabar Apts. Proj.) Series 1997 A, 0.19% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	3,200	3,200
Grossmont Healthcare District Participating VRDN:
Series MS 3253, 0.25% 6/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	14,375	14,375
Series WF 11 30C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	10,175	10,175
Grossmont Union High School District Participating VRDN:
Series Putters 3797Z, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,270	3,270
Series ROC RR II R 11929, 0.19% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	4,000	4,000
Livermore Multi-family Mtg. Rev. (Portola Meadows Apts. Proj.) 0.19% 6/7/12, LOC Freddie Mac, VRDN (c)(f)	11,025	11,025
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2007 B2, 0.19% 6/7/12, LOC Bank of America NA, VRDN (c)	2,100	2,100
Los Angeles Cmnty. College District Participating VRDN:
Series EGL 08 57, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	17,400	17,400
Series MT 752, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	9,575	9,575
Series Putters 2864, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,780	5,780
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. College District Participating VRDN: - continued
Series Putters 3609Z, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 4,995	$ 4,995
Series Putters 3770 Z, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,270	3,270
Series Putters 3776Z, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,425	7,425
Series Putters 4004 Z, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,885	5,885
Series ROC II R 11728, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	10,960	10,960
Series ROC II R 11773, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	5,685	5,685
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Hollywood & Vine Apts. Proj.) Series A, 0.16% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	68,500	68,500
(Promenade Towers Proj.) Series 2000, 0.18% 6/7/12, LOC Freddie Mac, VRDN (c)	2,760	2,760
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev. (Park Sierra Apts. Proj.) Series 1986 A, 0.2% 6/7/12, LOC Freddie Mac, VRDN (c)(f)	50,900	50,900
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series Putters 3838, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,000	5,000
Series Putters 4174, 0.24% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	9,000	9,000
Series ROC II R 11842, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	6,750	6,750
Series WF 10 44C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	7,440	7,440
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series MS 3289, 0.25% 6/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	7,335	7,335
Series MT 753, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	3,400	3,400
Series MT 782, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	15,910	15,910
Series Putters 3718 Z, 0.2% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	12,060	12,060
Series Solar 06 48, 0.16% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	15,340	15,340
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series MT 734, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	$ 5,450	$ 5,450
Series Putters 3310, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,830	4,830
Series Putters 3750 Z, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,125	8,125
Los Angeles Hbr. Dept. Rev. Participating VRDN Series WF 10 40C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,400	5,400
Los Angeles Multi-family Hsg. Rev. (Channel Gateway Apts. Proj.) Series 1989 B, 0.17% 6/7/12, LOC Freddie Mac, VRDN (c)(f)	67,700	67,700
Los Angeles Wastewtr. Sys. Rev.:
Participating VRDN:
Series EGL 7 05 3003, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	34,000	34,000
Series Putters 3371, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	22,495	22,495
Series Putters 3751, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,935	4,935
Series 2008 G, 0.21% 6/7/12, LOC Bank of America NA, VRDN (c)	28,000	28,000
Los Rios Cmnty. College District Participating VRDN Series ROC II R 11953 X, 0.19% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	6,400	6,400
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series Putters 3547, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,935	10,935
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series BA 08 1062, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	16,800	16,800
Series BA 08 1087, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	17,500	17,500
Series EGL 07 0044, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	16,430	16,430
Series EGL 07 71, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	43,000	43,000
Series Putters 3289, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,225	2,225
Series Putters 3653 Z, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,995	4,995
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN: - continued
Series Putters 3752 Z, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 3,570	$ 3,570
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.19% 6/7/12, LOC Bank of America NA, VRDN (c)	32,815	32,815
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2008 F, 0.22% 6/7/12, LOC Bank of America NA, VRDN (c)	4,970	4,970
Newport Mesa Unified School District Participating VRDN Series WF 11 70Z, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	12,845	12,845
Ohlone Cmnty. College District Participating VRDN:
Series Putters 3782 Z, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	12,250	12,250
Series WF 11 113C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	12,300	12,300
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 0.16% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	23,500	23,500
(Park Place Apts. Proj.) Series 1989 A, 0.16% 6/7/12, LOC Freddie Mac, VRDN (c)(f)	15,400	15,400
(Wood Canyon Villas Proj.) Series 2001 E, 0.16% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	16,000	16,000
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN:
Series MS 06 2222, 0.21% 6/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(g)	15,454	15,454
Series MS 3030, 0.25% 6/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	10,515	10,515
Orange County Wtr. District Rev. Ctfs. of Prtn.:
Participating VRDN Series Putters 3686Z, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,100	4,100
Series 2003 A, 0.17% 6/7/12, LOC Citibank NA, VRDN (c)	15,075	15,075
Pleasant Hill Redev. Agcy. Multi-family Hsg. Rev. (Chateau III Proj.) Series 2001, 0.2% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	10,355	10,355
Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 0.17% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	13,750	13,750
Richmond Wastewtr. Rev. Series 2008 A, 0.18% 6/7/12, LOC Union Bank of California, VRDN (c)	12,500	12,500
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.22% 6/7/12, LOC Bank of America NA, VRDN (c)	28,530	28,530
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. (Merrick Engineering, Inc. Proj.) 0.28% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	$ 1,810	$ 1,810
Riverside Indl. Dev. Auth. Indl. Dev. Rev. (Sabert Corp. Proj.) 0.25% 6/7/12, LOC PNC Bank NA, VRDN (c)(f)	2,230	2,230
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(California Place Apts. Proj.) Series B, 0.18% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	4,500	4,500
(Deer Park Apts. Proj.) Issue A, 0.17% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	13,200	13,200
(Sun Valley Proj.) Series 2001 F, 0.18% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	3,750	3,750
Sacramento Hsg. Auth. Multi-family:
(Countrywood Village Apts. Proj.) Series F, 0.17% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	8,225	8,225
(Valencia Point Apts. Proj.) Series 2006 I, 0.17% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	4,900	4,900
Sacramento Muni. Util. District Elec. Rev. Series 2012 L, 0.15% 6/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,500	6,500
Sacramento Redev. Agcy. Multi-family (18th & L Apts. Proj.) Series 2002 E, 0.16% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	21,075	21,075
San Diego Cmnty. College District Participating VRDN:
Series Putters 3963, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,000	2,000
Series RBC O 8, 0.15% 6/7/12 (Liquidity Facility Royal Bank of Canada) (c)(g)	6,000	6,000
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,380	7,380
Series Putters 3736Z, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,000	2,000
San Diego Hsg. Auth. Multi-family Hsg. Rev.:
(Bay Vista Apts. Proj.) Series A, 0.16% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	14,500	14,500
(Delta Village Apts. Proj.) Series A, 0.22% 6/7/12, LOC Citibank NA, VRDN (c)(f)	6,500	6,500
(Stratton Apts. Proj.) Series 2000 A, 0.16% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	5,000	5,000
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series MS 3229X, 0.25% 6/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	7,500	7,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Unified School District Participating VRDN Series WF 11 97C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	$ 19,505	$ 19,505
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series BA 08 3041X, 0.28% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	6,665	6,665
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Putters 3161, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	12,000	12,000
Series ROC II R 12318, 0.2% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	16,455	16,455
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2010 A1, 0.17% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	18,000	18,000
Series 2010 A3, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	15,000	15,000
Series 36C, 0.17% 6/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,700	1,700
San Francisco City & County Gen. Oblig. Participating VRDN:
Series BA 08 3318, 0.38% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	2,000	2,000
Series MT 764, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	6,700	6,700
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Ocean Beach Apts. Proj.) Series B, 0.2% 6/7/12, LOC Citibank NA, VRDN (c)(f)	6,635	6,635
San Francisco Redev. Agcy. Multi-family Hsg. Rev. 0.19% 6/7/12, LOC Freddie Mac, VRDN (c)(f)	3,000	3,000
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series 2003 D, 0.16% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	24,615	24,615
(Betty Ann Gardens Apts. Proj.) Series 2002 A, 0.23% 6/7/12, LOC Citibank NA, VRDN (c)(f)	6,690	6,690
(El Paseo Apts. Proj.) Series 2002 B, 0.23% 6/7/12, LOC Citibank NA, VRDN (c)(f)	4,645	4,645
(Kennedy Apt. Homes Proj.) Series 2002 K, 0.17% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	9,075	9,075
(Las Ventanas Apts. Proj.) Series 2008 B, 0.18% 6/7/12, LOC Freddie Mac, VRDN (c)	13,300	13,300
(Siena at Renaissance Square Proj.) Series 1996 A, 0.16% 6/7/12, LOC Key Bank NA, VRDN (c)(f)	46,000	46,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jose Multi-family Hsg. Rev.: - continued
(Trestles Apts. Proj.) Series 2004 A, 0.2% 6/7/12, LOC Freddie Mac, VRDN (c)(f)	$ 7,325	$ 7,325
(Turnleaf Apts. Proj.) Series 2003 A, 0.2% 6/7/12, LOC Freddie Mac, VRDN (c)(f)	10,860	10,860
San Marcos Unified School District Participating VRDN:
Series Putters 3927 Z, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,340	5,340
Series ROC II R 11998X, 0.19% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	7,760	7,760
Series WF 12 25 Z, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	9,295	9,295
San Mateo County Cmnty. College District Participating VRDN Series WF 11 64C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(g)	8,360	8,360
San Mateo County Trans. District Sales Tax Rev. Participating VRDN Series MT 778, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	10,280	10,280
San Ramon Valley Union School District Participating VRDN Series MT 743, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	4,120	4,120
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.23% 6/7/12, LOC Bank of America NA, VRDN (c)	28,545	28,545
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 0.27% 6/7/12, LOC Union Bank of California, VRDN (c)(f)	11,305	11,305
Santa Clara Valley Trans. Auth. Participating VRDN Series ROC R 11967, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	4,850	4,850
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 0.17% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	16,000	16,000
(Shaffer Road Apts. Proj.) Series A, 0.16% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	6,000	6,000
Southern California Pub. Pwr. Auth. Participating VRDN Series Putters 3947, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,500	5,500
Southern California Pub. Pwr. Auth. Rev.:
(Magnolia Pwr. Proj.) Series 2009-2, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)	2,000	2,000
(Palo Verde Proj.) Series 2008 A, 0.21% 6/7/12, LOC Citibank NA, VRDN (c)	1,450	1,450
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
State Ctr. Cmnty. College District Participating VRDN Series Putters 1972, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 12,755	$ 12,755
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2010 B, 0.21% 6/7/12, LOC Citibank NA, VRDN (c)	7,500	7,500
Univ. of California Revs. Participating VRDN:
Series MT 738, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	6,660	6,660
Series Putters 3365, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,885	4,885
Series Putters 3367, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,500	1,500
Series Putters 3368, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	13,500	13,500
Series Putters 3754 Z, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,250	4,250
Series Putters 3961, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,000	2,000
Series ROC II R 11886X, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	6,845	6,845
		3,000,658
Colorado - 0.2%
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 25, 0.21% 6/7/12 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	12,500	12,500
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.43% 6/7/12, VRDN (c)	4,630	4,630
Iowa - 0.5%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.22% 6/7/12, VRDN (c)	15,725	15,725
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.25% 6/7/12, VRDN (c)(f)	11,000	11,000
		26,725
Kentucky - 0.1%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2006 B, 0.21% 6/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	5,000	5,000
Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Univ. of Maryland Med. Sys. Proj.) Series 2008 A, 0.29% 6/7/12, LOC Citizens Bank of Pennsylvania, VRDN (c)	7,000	7,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Michigan - 1.0%
Michigan Fin. Auth. Rev. Series 2011 L, 0.2% 6/7/12, LOC Citibank NA, VRDN (c)	$ 54,000	$ 54,000
Nevada - 0.2%
Nevada Dept. of Bus. & Industry (LVE Energy Partners LLC Proj.) 0.19% 6/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	9,550	9,550
North Carolina - 0.2%
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 0.27% 6/1/12, VRDN (c)(f)	12,000	12,000
Ohio - 0.2%
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2006 I, 0.23% 6/7/12 (Liquidity Facility Citibank NA), VRDN (c)(f)	5,600	5,600
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 0.3% 6/7/12, LOC RBS Citizens NA, VRDN (c)	7,200	7,200
		12,800
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.24% 6/1/12, VRDN (c)	3,100	3,100
Texas - 0.7%
North Texas Tollway Auth. Rev. Series 2011 A, 0.26% 6/7/12, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	1,300	1,300
Pasadena Independent School District Participating VRDN Series BC 11 110B, 0.2% 6/7/12 (Liquidity Facility Barclays Bank PLC) (c)(g)	3,000	3,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2012, 0.33% 6/7/12 (Total SA Guaranteed), VRDN (c)	5,000	5,000
Southeast Texas Hsg. Fin. Corp. Multi-family Hsg. Rev. (Oaks of Hitchcock Apt. Proj.) Series 2000 A, 0.21% 6/7/12, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	5,150	5,150
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Participating VRDN Series ROC II R 11215 WF, 0.24% 6/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	12,120	12,120
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series Solar 07 103, 0.16% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	10,235	10,235
		36,805
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - 0.2%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.22% 6/7/12, LOC Freddie Mac, VRDN (c)(f)	$ 4,000	$ 4,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1046, 0.31% 6/7/12 (Liquidity Facility Bank of America NA) (c)(f)(g)	6,200	6,200
		10,200
TOTAL VARIABLE RATE DEMAND NOTE		3,194,968
Other Municipal Debt - 32.6%

California - 31.9%
Acalanes Union High School District Bonds Series WF11 85Z, 0.2%, tender 7/26/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	10,525	10,525
Alameda County Joint Powers Auth. Lease Rev.:
Bonds Series 2012, 1.5% 12/1/12 (b)	14,415	14,508
Series 2010 A, 0.23% 9/7/12, LOC Fed. Home Ln. Bank, San Francisco, CP	5,700	5,700
Belmont-Redwood Shores School District Bonds Series WF 11 10, 0.2%, tender 7/26/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	10,350	10,350
California Cmnty. College Fin. Auth. Trans. TRAN:
Series 2012 D, 1.5% 12/31/12	13,040	13,119
Series A, 2% 6/29/12	52,200	52,264
California Dept. of Wtr. Resources Bonds (Central Valley Proj.) Series AF, 5% 12/1/12	1,000	1,024
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Series 2010 M:
3% 5/1/13	1,900	1,947
5% 5/1/13	5,500	5,738
Series 2011 N, 5% 5/1/13	2,700	2,817
California Econ. Recovery Bonds:
Series 2004 A, 5.25% 7/1/12	16,455	16,522
Series 2009 A:
2.5% 7/1/12	2,000	2,004
5% 7/1/12	4,790	4,808
California Ed. Notes Prog. TRAN Series 2012 C, 2% 1/31/13	15,810	15,984
California Edl. Facilities Auth. Rev.:
Bonds (Stanford Univ. Proj.) Series S4, 0.19% tender 12/6/12, CP mode	50,000	50,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
Series 2003:
0.18% 7/20/12, CP	$ 21,600	$ 21,600
0.18% 7/20/12, CP	2,000	2,000
Series 2008 S3, 0.23% 7/26/12, CP	35,300	35,300
California Gen. Oblig. Bonds:
2% 9/1/12	35,800	35,943
4.5% 6/1/12	11,000	11,000
5% 9/1/12	3,220	3,257
California Health Facilities Fing. Auth. Rev. Bonds:
(Stanford Hosp. & Clinics Proj.):
Series 2008 B2, 0.13%, tender 7/18/12 (c)	14,050	14,050
Series 2008 B2-2, 0.23%, tender 6/7/12 (c)	4,000	4,000
Series 2012 C, 0.26%, tender 12/27/12 (c)	20,400	20,400
Series 2011, 1.5% 8/15/12	7,700	7,717
California School Cash Reserve Prog. Auth. TRAN:
Series 2011 E, 2% 6/1/12	20,600	20,600
Series 2011 G, 2% 6/1/12	38,155	38,155
Series 2012 P:
2% 10/31/12	11,380	11,463
2% 12/31/12	10,000	10,099
Series 2012 S, 2% 12/31/12	18,000	18,178
California State Univ. Rev. Series 2001 A:
0.15% 6/1/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,080	2,080
0.15% 6/1/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,390	5,390
0.15% 6/1/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	10,600	10,600
Desert Sands Unified School District TRAN 1.5% 1/31/13	21,800	21,974
Elk Grove Unified School District TRAN 3% 10/1/12	13,000	13,119
Fremont Union High School District, Santa Clara Bonds Series WF 11 34C, 0.2%, tender 7/26/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	17,940	17,940
Kern County Board of Ed. TRAN Series A, 1% 10/1/12	14,930	14,962
Los Angeles Cmnty. College District Bonds Series WF 09 8C, 0.2%, tender 7/26/12 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	19,610	19,610
Los Angeles County Cap. Asset Leasing Corp. Lease Rev. Bonds Series 2011 A, 1.5% 12/1/12	8,025	8,063
Los Angeles County Gen. Oblig.:
Series 2010 A:
0.19% 7/18/12, LOC JPMorgan Chase Bank, CP	47,925	47,925
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Gen. Oblig.: - continued
Series 2010 A:
0.19% 7/19/12, LOC JPMorgan Chase Bank, CP	$ 24,000	$ 24,000
0.23% 7/16/12, LOC JPMorgan Chase Bank, CP	35,000	35,000
Series 2010 B, 0.33% 6/5/12, LOC Bank of America NA, CP	22,605	22,605
Series 2010 C, 0.15% 6/1/12, LOC Wells Fargo Bank NA, CP	7,000	7,000
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN:
Series 2012 B1, 2% 11/30/12	16,200	16,340
Series 2012 B2, 2% 12/31/12	54,800	55,325
Series 2012 B3, 2% 1/31/13	29,900	30,207
Los Angeles Dept. Arpt. Rev.:
Series B4, 0.17% 8/15/12, LOC Wells Fargo Bank NA, CP (f)	10,000	10,000
Series D4:
0.15% 8/15/12, LOC Wells Fargo Bank NA, CP	32,300	32,300
0.16% 8/9/12, LOC Wells Fargo Bank NA, CP	31,600	31,600
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Bonds:
Series 2003 A1, 5% 7/1/12	1,000	1,004
Series 2011A, 2% 7/1/12	6,000	6,009
0.16% 8/9/12 (Liquidity Facility Wells Fargo Bank NA), CP	15,500	15,500
0.18% 9/6/12 (Liquidity Facility Wells Fargo Bank NA), CP	46,300	46,300
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Bonds Series WF 10 43C, 0.2%, tender 7/26/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	25,005	25,005
Los Angeles Muni. Impt. Corp. Lease Rev.:
Bonds Series 2012 C, 1.5% 3/1/13	6,240	6,290
Series 2004 A1:
0.18% 8/6/12, LOC Wells Fargo Bank NA, CP	5,000	5,000
0.19% 8/16/12, LOC Wells Fargo Bank NA, CP	13,503	13,503
Series 2004 A2, 0.22% 8/16/12, LOC JPMorgan Chase Bank, CP	1,728	1,728
Los Angeles Unified School District:
Bonds:
Series 1997 A, 6% 7/1/12	2,780	2,793
Series 2002 B, 5% 7/1/12	635	637
Series 2005 E, 4.5% 7/1/12	5,515	5,534
Series 2009 A, 5% 7/1/12	8,190	8,222
Series 2010, 4% 7/1/12	3,000	3,009
Series A2, 2% 7/1/12	3,435	3,440
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District: - continued
TRAN Series A, 2% 8/1/12	$ 25,500	$ 25,577
Oakland-Alameda County Coliseum Auth. Bonds (Oakland Coliseum Proj.) Series 2012 A, 2% 2/1/13	9,025	9,122
Olcese Wtr. District Bonds (Sumitomo Mitsui Banking Corp. Proj.) Series 1986 A, 0.25% tender 6/12/12, LOC Sumitomo Mitsui Banking Corp., CP mode (f)	3,300	3,300
Orange County Local Trans. Auth. Sales Tax Rev. Series 2012 A, 0.14% 8/14/12, LOC JPMorgan Chase Bank, CP	20,200	20,200
Orange County Rfdg. Recovery TRAN 2% 6/29/12	41,715	41,770
Orange County Spl. Fing. Auth. Teeter Plan Rev. 0.2% 7/10/12, LOC Wells Fargo Bank NA, CP	49,764	49,764
Panama-Buena Vista Union School District TRAN 2% 10/1/12	6,300	6,334
Port of Oakland Port Rev. Series 2010 A, 0.14% 8/16/12, LOC Wells Fargo Bank NA, CP	43,065	43,065
Poway Unified School District Bonds Series WF 11 91 Z, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	14,110	14,110
Rio Hondo Cmnty. College District Bonds Series WF 10 51Z, 0.2%, tender 7/26/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	21,540	21,540
Riverside County Gen. Oblig. Series B:
0.12% 6/15/12, LOC Bank of Nova Scotia New York Branch, CP	44,887	44,887
0.23% 8/10/12, LOC Bank of Nova Scotia New York Branch, CP	33,800	33,800
Roseville Joint Union High School District TRAN 2% 10/4/12	8,000	8,038
Sacramento Gen. Oblig. TRAN 2% 6/29/12	21,875	21,904
Sacramento Muni. Util. District Elec. Rev. Bonds Series 2011 X, 1.5% 8/15/12	2,200	2,205
San Bernardino County Gen. Oblig. TRAN Series A, 2% 6/29/12	49,700	49,765
San Diego Cmnty. College District Bonds Series 2011, 1.5% 8/1/12	5,000	5,010
San Diego County & School District TRAN Series 2011 A, 2% 6/29/12	11,500	11,515
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	11,980	11,980
San Francisco City & County Ctfs. of Prtn. Bonds Series 2012 A, 2% 4/1/13 (b)	940	952
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Gen. Oblig. Bonds Series WF 10 48C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	$ 20,140	$ 20,140
San Francisco City & County Unified School District TRAN 2% 6/29/12	15,300	15,320
San Jose Evergreen Cmnty. College District Bonds Series 2012 A, 2% 8/1/12	7,950	7,975
San Jose Int'l. Arpt. Rev. Series A3 B, 0.18% 6/12/12, LOC Wells Fargo Bank NA, CP	11,500	11,500
San Mateo Unified School District Bonds Series WF 11 75Z, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	13,470	13,470
Santa Clara County Gen. Oblig. TRAN 2% 6/29/12	50,000	50,070
Santa Clara Valley Wtr. District Wtr. Util. Rev.:
Series 2010 A1, 0.22% 6/25/12, LOC JPMorgan Chase Bank, CP	9,000	9,000
Series 2010 A2, 0.2% 6/25/12, LOC JPMorgan Chase Bank, CP	14,700	14,700
Santa Cruz County TRAN 2% 7/5/12	25,300	25,340
Sierra Joint Cmnty. College District TRAN 2% 10/4/12	7,200	7,234
South Coast Local Ed. Agcy. TRAN:
Series 2011 A, 2% 6/29/12	4,000	4,005
Series 2011 C, 2% 8/31/12	10,000	10,037
Univ. of California Revs.:
Bonds Series 2009 O, 5% 5/15/13	3,000	3,138
Series A:
0.17% 8/1/12, CP	17,300	17,300
0.17% 8/8/12, CP	9,400	9,400
Walnut Energy Ctr. Auth. Series 2005 B, 0.14% 8/14/12, LOC State Street Bank & Trust Co., Boston, CP	15,000	15,000
		1,689,553
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj. Series 2001 A, 0.38% tender 6/11/12, CP mode	2,200	2,200
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.45% tender 6/7/12, CP mode (f)	8,100	8,100
		10,300
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.4% tender 6/25/12, CP mode	$ 6,000	$ 6,000
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) Series 2004, 0.9% tender 6/8/12, CP mode	7,800	7,800
		13,800
Minnesota - 0.0%
Univ. of Minnesota Gen. Oblig. Series 2007 B, 0.13% 7/2/12, CP	3,000	3,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.45% tender 6/25/12, CP mode (f)	3,300	3,300
Series A1, 0.5% tender 6/7/12, CP mode (f)	5,500	5,500
		8,800
TOTAL OTHER MUNICIPAL DEBT		1,725,453
Investment Company - 8.2%
	Shares
Fidelity Municipal Cash Central Fund, 0.22% (d)(e)	439,454,000	439,454
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,359,875)		5,359,875
NET OTHER ASSETS (LIABILITIES) - 0.0%		(23)
NET ASSETS - 100%		$ 5,359,852
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,360,000 or 0.2% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $164,670,000 or 3.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Acalanes Union High School District Bonds Series WF11 85Z, 0.2%, tender 7/26/12 (Liquidity Facility Wells Fargo Bank NA)	1/25/12 - 2/1/12	$ 10,525
Belmont-Redwood Shores School District Bonds Series WF 11 10, 0.2%, tender 7/26/12 (Liquidity Facility Wells Fargo Bank NA)	1/25/12	$ 10,350
Fremont Union High School District, Santa Clara Bonds Series WF 11 34C, 0.2%, tender 7/26/12 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$ 17,940
Security	Acquisition Date	Cost (000s)
Los Angeles Cmnty. College District Bonds Series WF 09 8C, 0.2%, tender 7/26/12 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 19,610
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Bonds Series WF 10 43C, 0.2%, tender 7/26/12 (Liquidity Facility Wells Fargo Bank NA)	11/24/10 - 9/1/11	$ 25,005
Poway Unified School District Bonds Series WF 11 91 Z, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	8/11/11 - 5/15/12	$ 14,110
Rio Hondo Cmnty. College District Bonds Series WF 10 51Z, 0.2%, tender 7/26/12 (Liquidity Facility Wells Fargo Bank NA)	12/23/10 - 2/1/12	$ 21,540
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.)	3/22/12	$ 11,980
Security	Acquisition Date	Cost (000s)
San Francisco City & County Gen. Oblig. Bonds Series WF 10 48C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	12/16/10 - 2/3/12	$ 20,140
San Mateo Unified School District Bonds Series WF 11 75Z, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	3/14/12 - 5/15/12	$ 13,470
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 214
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2012, the cost of investment securities for income tax purposes was $5,359,875,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2012